INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Deferred income tax assets and liabilities, net (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ 1,132,428	$ 1,813,578
Actions for recourse tax receivable	(888)	(1,168)
Total deferred tax liability, net	1,131,540	1,812,410
Net deferred tax assets	48,434	43,398
Net deferred tax liabilities	(1,179,974)	(1,855,808)
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(33,716)	(54,672)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(96,729)	(40,854)
Legal Claims and contingent liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(183,354)	(11,763)
PP&E, intangible assets and right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	1,451,360	1,704,559
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	40,346	25,976
Income tax inflation adjustment effect
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net		192,431
Other deferred tax liabilities (assets), net
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ (45,479)	$ (2,099)